Xtrackers Artificial Intelligence and Big Data ETF Annual Fund Operating Expenses - Xtrackers Artificial Intelligence and Big Data ETF - Xtrackers Artificial Intelligence and Big Data ETF	Sep. 25, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%